Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 € / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 € / shares shares
Consolidated Balance Sheets
Ordinary shares, number of shares authorized	400,000,000	400,000,000	400,000,000	400,000,000
Ordinary shares, number of shares issued	62,545,832	62,545,832	51,845,742	51,845,742
Ordinary shares, number of shares outstanding	62,545,832	62,545,832	51,845,742	51,845,742
Preferred shares, nominal value (in dollars per share) | $ / shares	$ 0.01		$ 0.01
Preferred shares, number of shares authorized	40,000,000	40,000,000	40,000,000	40,000,000
Preferred shares, number of shares issued	0	0	0	0
Euro deferred shares, nominal value (in euros per share) | € / shares		€ 1.00		€ 1.00
Euro deferred shares, number of shares authorized	25,000	25,000	25,000	25,000
Euro deferred shares, number of shares issued	0	0
Euro deferred shares, number of shares outstanding	0	0	0	0